Shipping and handling expenses - Summary of Sales Related Shipping and Handling Expenses Not Separately Billed to Customers (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Disclosure of income statement [line items]
Shipping and handling expenses	¥ 150,973	$ 21,253	¥ 150,661	¥ 224,292
Cost of sales [member]
Disclosure of income statement [line items]
Shipping and handling expenses	129,954	18,294	132,117	194,022
Selling, general and administrative expenses [member]
Disclosure of income statement [line items]
Shipping and handling expenses	¥ 21,019	$ 2,959	¥ 18,544	¥ 30,270